INCOME TAX - Recognized tax losses and uncertain income tax positions (Details) - RUB (₽)	Nov. 30, 2016	Nov. 29, 2016	Dec. 31, 2018	Dec. 31, 2017
INCOME TAX
Tax losses carry forward period (in years)		10 years
Maximum percentage of tax base can be reduced by tax losses carry forward for years 2017 - 2020	₽ 50
Unused tax losses			₽ 42,271,000,000	₽ 18,003,000,000
Uncertain income tax positions			₽ 850,000,000	₽ 906,000,000